CIGNA Funds Group

                                                                       [GRAPHIC]

                                                                       FUNDS(SM)

                                                                           Money
                                                                          Market
                                                                            Fund

                                                                   Annual Report
                                                               December 31, 2001
--------------------------------------------------------------------------------
[GRAPHIC]
CIGNA Financial Services

Dear Shareholders:

We are pleased to provide this report for CIGNA Funds Group Money Market Fund (the "Fund") covering the year ended December 31, 2001.

MANAGEMENT'S DISCUSSION AND ANALYSIS

The Federal Reserve (Fed) lowered rates 150 basis points (bps) in the first quarter of 2001. The first 50 bps of easing on January 3, 2001 was a surprise to market participants and put Fed watchers on notice for further inter-meeting cuts. Subsequent 50 bps cuts occurred on January 31 and March 20. Signs of weakness were noted across the stock and bond markets, and economic indicators signaled an economy on the brink of recession.

In the second quarter, the Fed reduced rates another 125 bps. The fourth easing of the year occurred on April 18, when the Fed cut the Federal funds rate by 50 bps. This action was followed by another 50 bps on May 15 and then still another 25 bps on June 27.

The Fed cut rates another 75 bps in the third quarter. The seventh interest rate cut of the year (25 bps) occurred on August 21. On September 17, in an inter-meeting move, the Fed cut rates another 50 bps to 3.00% in order to ease economic pressure in the wake of the September 11th terrorist attacks.

The Fed reduced rates a further 125 bps in the fourth quarter. The ninth interest rate cut of the year (50 bps) occurred on October 2. On November 6, the Fed cut yet another 50 bps, lowering the rate to 2.00%. The eleventh and final interest rate cut of 2001 was announced on December 11, when the Fed cut the rate another 25 bps to 1.75%. Total Fed action accounted for an easing of 475 bps since the Fed first took action and surprised the markets in January 2001. The additional stimulus in the fourth quarter was attributed to the economic weakness brought about by already weak corporate earnings, and by an over-burdened consumer hurt by the shock of the terrorist attacks on September 11.

PORTFOLIO COMPOSITION AND PERFORMANCE

On December 31, 2001, the portfolio contained: top-tier domestic commercial paper, 73%; top-tier foreign commercial paper, 11%; and U.S. Government and Agencies, 16%. The Fund is well diversified.


                                                                               -

Total returns for the year ended December 31, 2001 were:

Retail Class                        3.29%
Premier Class                       3.55%
Institutional Class                 3.81%
Lipper Money Market Funds Average   3.44%
3-month U.S. Treasury Bill          4.09%

As of December 31, 2001, the Fund's weighted average portfolio maturity was 31 days, and the annualized 7-day yield for each class was:

Retail Class          1.15%
Premier Class         1.40%
Institutional Class   1.65%

OUTLOOK

Signs of an economic recovery are starting to appear on the horizon. The key will be the characteristics of that recovery -- specifically, the timing and strength. Early predictions call for signs of a recovery in the second half of 2002, although that could change as more information on current economic conditions is reported in the first quarter. Recent economic data have suggested that the economy is bottoming out. Market consensus estimates a somewhat lackluster recovery, with GDP (Gross Domestic Product) growth at about 3.5% by mid-year 2002. Areas of focus will be inventories, technology spending and consumer behavior. Another important variable will be the size and characteristics of the fiscal stimulus package. With this in mind, we will continue to focus on developing trends in both the U.S. and global economies as indications of further Fed action, and adjust our portfolio strategy accordingly.

Sincerely,

[Signature of Richard H. Forde]

Richard H. Forde
Chairman of the Board and President
CIGNA Funds Group


-
2

--------------------------------------------------------------------------------
                   GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                                  Retail Class
                               4/29/99 - 12/31/01

-------------------------------------------------------
                   AVERAGE ANNUAL RETURNS
                1-Year   Life of Fund   Inception Date
Retail Class     3.29%       4.44%          4/29/99
-------------------------------------------------------

[The following material was represented in the printed material as a line chart]

                 Retail                 3 month
                 Class                  U.S. Treasury Bill
 4/29/99         $ 10,000               $ 10,000
12/31/99         $ 10,297               $ 10,321
12/31/00         $ 10,873               $ 10,936
12/31/01         $ 11,232               $ 11,383


--------------------------------------------------------------------------------
                   GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                                  Premier Class
                               1/26/00 - 12/31/01

-------------------------------------------------------
                   AVERAGE ANNUAL RETURNS
                1-Year   Life of Fund   Inception Date
Retail Class     3.55%       4.69%          1/26/00
-------------------------------------------------------

[The following material was represented in the printed material as a line chart]

                        3-Month
              Premier   Premier
              Class     U.S. Treasury Bill

1/26/00       10000     10000
12/31/00      10550     10596
12/31/01      10924     11029


--------------------------------------------------------------------------------
                   GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                               Institutional Class
                               12/31/91 - 12/31/01

-----------------------------------------------------------
                        AVERAGE ANNUAL RETURNS
                        1-Year   3-Year   5-Year   10-Year
Institutional Class      3.81%    5.07%    5.14%    4.50%
-----------------------------------------------------------

[The following material was represented in the printed material as a line chart]

        Institutional   3-Month U.S.
        Class           Treasury Bill

12/91   10000           10000
12/92   10336           10361
12/93   10583           10679
12/94   10946           11130
12/95   11529           11768
12/96   12095           12386
12/97   12733           13035
12/98   13392           13694
12/99   14044           14343
12/00   14904           15197
12/01   15472           15819

CIGNA Money Market Fund (the "Fund") performance figures for each class are historical and reflect reinvestment of all dividends. The annualized yields for the seven days ended December 31, 2001 were 1.65%, 1.40% and 1.15% for the Institutional, Premier and Retail Classes, respectively, and the Fund's average maturity was 31 days. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions and the redemption of fund shares. The return for each Class has been compared with the total return performance of the three month U.S. Treasury Bill, which does not reflect brokerage charges or other investment expenses. The principal value of the U.S. Treasury Bill is guaranteed by the full faith and credit of the United States.


                                                                               -

Money Market Fund

INVESTMENTS IN SECURITIES
DECEMBER 31, 2001

(IN THOUSANDS)                            PRINCIPAL          VALUE
------------------------------------------------------------------
COMMERCIAL PAPER - 84.3%

Domestic - 73.2%

American Express Credit Corp.,
  1.80%, 1/2/02                             $ 7,786       $  7,786
  1.85%, 1/2/02                                 924            924
BellSouth Corp.,
  1.85%, 1/10/02                             10,000          9,995
  1.77%, 1/23/02                              8,476          8,467
Boeing Capital Corp., 2.09%, 2/7/02 (a)       5,000          5,000
ChevronTexaco Corp.,
  1.75%, 2/6/02                              11,954         11,933
  1.81%, 2/15/02                              6,224          6,210
Colgate Palmolive Co., 2.22%, 1/22/02        10,000          9,987
General Electric Capital Corp.,
  2.00%, 1/11/02                              7,364          7,360
  1.85%, 1/15/02                             11,871         11,862
Goldman Sachs Group, Inc.,
  2.60%, 1/14/02 (a)                          3,000          3,000
  2.00%, 3/15/02 (a)                         10,000         10,004
Household Finance Corp., 1.86%, 1/15/02      18,700         18,686
IBM Corp.,
  1.93%, 1/7/02                               6,500          6,498
  1.89%, 1/11/02                             12,929         12,922
Kimberly Clark Corp., 2.01%, 1/17/02         12,293         12,282
McDonald's Corp., 1.95%, 1/3/02               3,796          3,796
Merck & Co., 1.75%, 1/15/02                  15,000         14,990
Merrill Lynch & Co., Inc.,
  5.71%, 1/15/02                              3,500          3,501
  4.30%, 5/1/02                              10,000         10,000


The Notes to Financial Statements are an integral part of these statements.

-
4

Money Market Fund

INVESTMENTS IN SECURITIES continued
DECEMBER 31, 2001

(IN THOUSANDS)                                 PRINCIPAL         VALUE
----------------------------------------------------------------------
Morgan, (J. P.) Chase & Co.,
  2.39%, 1/28/02 (a)                            $ 10,000      $ 10,001
  2.48%, 1/29/02 (a)                               3,000         3,001
  2.02%, 2/19/02                                   4,785         4,772
Morgan Stanley, Dean Witter, Discover & Co.,
  2.00%, 1/16/02                                  10,755        10,746
  1.82%, 1/23/02                                   7,000         6,992
Nestle Capital Corp.,
  2.02%, 1/8/02                                    6,000         5,998
  2.04%, 1/25/02                                  10,000         9,986
Pfizer, Inc.,
  2.16%, 1/17/02                                   8,173         8,165
  2.10%, 1/24/02                                   9,633         9,620
Pitney Bowes Credit Corp.,
  1.75%, 1/4/02                                   15,000        14,998
  1.85%, 1/9/02                                      565           565
Procter & Gamble Co.,
  2.14%, 1/18/02                                  10,355        10,345
  1.80%, 2/8/02                                    7,929         7,914
SBC Communications, Inc.,
  2.37%, 1/4/02                                    6,500         6,499
  1.83%, 1/16/02                                   5,083         5,079
State Street Corp., 1.92%, 1/2/02                 15,000        14,999
Tyco Capital Corp., 1.82%, 1/31/02                15,000        14,977
Verizon Global Funding, 2.30%, 1/14/02             9,000         8,993
Verizon Network Funding,
  2.03%, 1/8/02                                    8,446         8,443
  1.80%, 1/30/02                                  10,990        10,974
                                                              --------
                                                               348,270
                                                              --------


The Notes to Financial Statements are an integral part of these statements.

                                                                               -

Money Market Fund

INVESTMENTS IN SECURITIES continued
DECEMBER 31, 2001

(IN THOUSANDS)                            PRINCIPAL         VALUE
-----------------------------------------------------------------
Foreign - 11.1%

Deutsche Bank Financial, Inc.,
  1.83%, 1/7/02                            $  8,600      $  8,597
  2.22%, 1/22/02                             10,000         9,987
Exxon Imperial U.S., Inc.,
  1.75%, 1/9/02                               8,980         8,976
  1.75%, 1/10/02                             10,000         9,996
Novartis Finance Corp., 1.75%, 2/15/02       15,000        14,967
                                                         --------
                                                           52,523
                                                         --------
Total Commercial Paper                                    400,793
                                                         --------

U.S. GOVERNMENT & AGENCIES - 15.8%

Federal Home Loan Bank,
  1.84%, 1/2/02                              15,000        14,999
  4.88%, 1/22/02                              5,000         4,997
  6.88%, 7/18/02                              3,000         3,045
  2.02%, 9/5/02 (a)                          20,000        20,000
  6.25%, 11/15/02                             5,000         5,161
  2.34%, 12/12/02                             4,000         3,998
Freddie Mac,
  2.30%, 1/3/02                               4,005         4,004
  6.25%, 10/15/02                             2,000         2,056
Fannie Mae,
  2.30%, 1/3/02                               5,000         4,999
  2.30%, 1/3/02                               7,000         6,999
United States Treasury Bill,
  2.12%, 1/24/02                              5,000         4,993
                                                         --------
Total U.S. Government & Agencies                           75,251
                                                         --------


The Notes to Financial Statements are an integral part of these statements.

-
6

Money Market Fund

INVESTMENTS IN SECURITIES continued
DECEMBER 31, 2001

(IN THOUSANDS)                                     PRINCIPAL         VALUE
--------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 100.1%
 (Total Cost - $476,044) (b)                                      $476,044
Liabilities, Less Cash and Other Assets - (0.1)%                      (397)
                                                                  --------
NET ASSETS - 100.0%                                               $475,647
                                                                  ========

NOTES TO INVESTMENTS IN SECURITIES
(a) Variable rate security. Rate is as of December 31, 2001.
    Tax Information
(b) At December 31, 2001, the cost for federal income tax purposes was equal to book cost.
(c) As of December 31, 2001 the components of distributable
    earnings on a tax basis consisted of the following:
    Undistributed ordinary income                                       $0
    Undistributed capital gains                                         $0

--------------------------------------------------------------------------------
Ten Largest Positions (Unaudited)
December 31, 2001

                                       Market         % of
                                       Value           Net
                                       (000)         Assets
-----------------------------------------------------------
Federal Home Loan Bank               $52,200          11.0%
Verizon Global & Network Funding      28,410           6.0
IBM Corp.                             19,420           4.1
General Electric Capital Corp.        19,222           4.0
Exxon Imperial U.S., Inc.             18,972           4.0
Household Finance Corp.               18,686           3.9
Deutsche Bank Financial, Inc.         18,584           3.9
BellSouth Corp.                       18,462           3.9
Procter & Gamble Co.                  18,259           3.8
ChevronTexaco Corp.                   18,143           3.8
--------------------------------------------------------------------------------


The Notes to Financial Statements are an integral part of these statements.

                                                                               -

Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                  (IN THOUSANDS)
----------------------------------------------------------------
Assets:
Investments in securities at value                      $476,044
Cash                                                           2
Interest receivable                                          792
Investment for Trustees' deferred compensation plan           18
Other                                                          9
                                                        --------
 Total assets                                            476,865
                                                        --------

Liabilities:
Dividends payable                                            600
Shareholder servicing and distribution fees payable
 to Distributor                                              351
Investment advisory fees payable                             139
Administrative services fees payable                          67
Deferred Trustees' fees payable                               18
Custodian fees payable                                        21
Registration fees payable                                     11
Audit and legal fees payable                                  11
                                                        --------
 Total liabilities                                         1,218
                                                        --------

Net Assets                                              $475,647
                                                        ========
Institutional Class                                     $184,060
Premier Class                                                207
Retail Class                                             291,380
                                                        --------
                                                        $475,647
                                                        ========
Shares Outstanding
Institutional Class ($1.00 net asset value per share)    184,080
                                                        ========
Premier Class ($1.00 net asset value per share)              208
                                                        ========
Retail Class ($1.00 net asset value per share)           291,401
                                                        ========
Components of Net Assets:
Paid-in capital                                         $475,647
                                                        --------
Net Assets                                              $475,647
                                                        ========


The Notes to Financial Statements are an integral part of these statements.

-
8

Money Market Fund

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               (IN THOUSANDS)
-------------------------------------------------------------
Investment Income:
 Interest                                             $16,447
Expenses:
 Investment advisory fees                               1,410
 Distribution fees
  Retail Class                                            614
 Shareholder servicing fees
  Retail                                                  614
  Premier                                                   1
 Administrative services fees                             154
 Custodian fees                                           113
 Shareholder reports                                      132
 Registration fees                                         69
 Audit and legal fees                                      53
 Trustees' fees                                            18
 Other                                                     22
                                                      -------
  Total expenses                                        3,200
  Less expenses waived by adviser                        (146)
                                                      -------
 Net expenses                                           3,054
                                                      -------
Net Investment Income                                  13,393
                                                      -------
Realized and Unrealized Gain on
 Investments:
 Net realized gain from security transactions              16
                                                      -------

Net Realized and Unrealized Gain on
 Investments                                               16
                                                      -------
Net Increase in Net Assets Resulting
 From Operations                                      $13,409
                                                      =======


The Notes to Financial Statements are an integral part of these statements.
                                                                              -

Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

(IN THOUSANDS)                                             2001                2000
--------------------------------------------------------------------------------------
Operations:
Net investment income                                  $    13,393         $    16,682
Net realized gain from securities transactions                  16                   1
                                                       -----------         -----------
Net increase in net assets from operations                  13,409              16,683
                                                       -----------         -----------
Dividends from Net Investment
 Income:
 Institutional Class                                        (5,791)             (8,219)
 Premier Class                                                  (6)                 (5)
 Retail Class                                               (7,644)             (8,462)
Distributions from Net Realized
 Capital Gains:
 Institutional Class                                            --                  (3)
 Premier Class                                                  --                  (a)
 Retail Class                                                   --                  (4)
                                                       -----------         -----------
Total dividends and distributions to shareholders          (13,441)            (16,693)
                                                       -----------         -----------

Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                        1,976,351           1,911,025
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions             6,279               8,107
                                                       -----------         -----------
                                                         1,982,630           1,919,132
Cost of shares redeemed                                 (1,958,000)         (1,937,916)
                                                       -----------         -----------
                                                            24,630             (18,784)
                                                       -----------         -----------

Premier Class
Net proceeds from sales of shares                              415                 100
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions                 7                   5
                                                       -----------         -----------
                                                               422                 105
Cost of shares redeemed                                       (319)                 --
                                                       -----------         -----------
                                                               103                 105
                                                       -----------         -----------

Retail Class
Net proceeds from sales of shares                          134,344             136,850
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions             8,272               7,953
                                                       -----------         -----------
                                                           142,616             144,803
Cost of shares redeemed                                    (51,214)            (68,459)
                                                       -----------         -----------
                                                            91,402              76,344
                                                       -----------         -----------
Net increase from Fund share transactions                  116,135              57,665
                                                       -----------         -----------
Net Increase in Net Assets                                 116,103              57,655
                                                       -----------         -----------

Net Assets:
Beginning of period                                        359,544             301,889
                                                       -----------         -----------
End of period                                          $   475,647         $   359,544
                                                       ===========         ===========

(a) Amount less than 1

The Notes to Financial Statements are an integral part of these statements.


--
10

Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS continued
FOR THE YEAR ENDED DECEMBER 31,

(IN THOUSANDS)                                        2001              2000
-------------------------------------------------------------------------------
Institutional Class
Shares sold                                         1,976,351         1,911,025
Shares issued in reinvestment of dividends
  and distributions                                     6,279             8,107
                                                   ----------        ----------
                                                    1,982,630         1,919,132
Shares redeemed                                    (1,958,000)       (1,937,916)
                                                   ----------        ----------
Net increase (decrease) in Institutional shares
  outstanding                                          24,630           (18,784)
                                                   ----------        ----------

Premier Class
Shares sold                                               415               100
Shares issued in reinvestment of dividends
  and distributions                                         7                 5
                                                   ----------        ----------
                                                          422               105
Shares redeemed                                          (319)               --
                                                   ----------        ----------
Net increase in Premier shares outstanding                103               105
                                                   ----------        ----------

Retail Class
Shares sold                                           134,344           136,850
Shares issued in reinvestment of dividends
  and distributions                                     8,272             7,953
                                                   ----------        ----------
                                                      142,616           144,803
Shares redeemed                                       (51,214)          (68,459)
                                                   ----------        ----------
Net increase in Retail shares outstanding              91,402            76,344
                                                   ----------        ----------
Total net increase in Fund shares                     116,135            57,665
                                                   ==========        ==========


The Notes to Financial Statements are an integral part of these statements.

                                                                              --

Money Market Fund

FINANCIAL HIGHLIGHTS

                                                                            INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------
                                                                      For the Year Ended December 31,
                                                      ----------------------------------------------------------------
                                                        2001          2000          1999           1998         1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $   1.00      $   1.00       $  1.00       $   1.00     $   1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.04          0.06          0.05           0.05         0.05
 Net realized and unrealized gain on securities             (a)           (a)           (a)            --           --
                                                      --------      --------      --------       --------     --------
 Total from investment operations                         0.04          0.06          0.05           0.05         0.05
                                                      --------      --------      --------       --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                    (0.04)        (0.06)        (0.05)         (0.05)       (0.05)
 Distributions from capital gains                           --            (a)           (a)            --           --
                                                      --------      --------      --------       --------     --------
 Total dividends and distributions                       (0.04)        (0.06)        (0.05)         (0.05)       (0.05)
                                                      --------      --------      --------       --------     --------
 Net asset value, end of period                       $   1.00      $   1.00      $   1.00       $   1.00     $   1.00
                                                      ========      ========      ========       ========     ========
 Total Return(b)                                          3.81%         6.12%         4.87%          5.18%        5.27%
 Ratios to Average Net Assets
 Gross expenses                                           0.49%         0.47%         0.52%          0.47%        0.51%
 Fees and expenses waived or borne by the Adviser         0.04%         0.02%         0.07%          0.02%        0.07%
 Net expenses                                             0.45%         0.45%         0.45%          0.45%        0.44%
 Net investment income                                    3.62%         5.94%         4.76%          5.06%        5.14%
 Net assets, end of period (000 omitted)              $184,060      $159,446      $178,234       $229,619     $171,065

(a)Amount less than $0.01 per share
(b)Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.


--                                                                            --
12                                                                            13

Money Market Fund

FINANCIAL HIGHLIGHTS continued

                                                           PREMIER CLASS(1)                       RETAIL CLASS(2)
---------------------------------------------------------------------------------------------------------------------------------
                                                    For the Year    For the Period    For the Year Ended December  For the Period
                                                       Ended            Ended                     31,                 Ended
                                                    December 31,     December 31,     ---------------------------   December 31,
                                                        2001             2000             2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $ 1.00           $ 1.00          $   1.00      $   1.00        $   1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                   0.03             0.05              0.03          0.05            0.03
 Net realized and unrealized gain on securities            (a)              (a)               (a)           (a)             (a)
                                                       ------           ------          --------      --------        --------
 Total from investment operations                        0.03             0.05              0.03          0.05            0.03
                                                       ------           ------          --------      --------        --------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                   (0.03)           (0.05)            (0.03)        (0.05)          (0.03)
 Distributions from capital gains                          --               (a)               --            (a)             (a)
                                                       ------           ------          --------      --------        --------
 Total dividends and distributions                      (0.03)           (0.05)            (0.03)        (0.05)          (0.03)
                                                       ------           ------          --------      --------        --------
 Net asset value, end of period                        $ 1.00           $ 1.00          $   1.00      $   1.00        $   1.00
                                                       ======           ======          ========      ========        ========
 Total Return(b)                                         3.55%            5.50%(c)          3.29%         5.60%           2.97%(c)
 Ratios to Average Net Assets
 Gross expenses                                          0.73%            0.72%(d)          0.98%         0.97%           1.00%(d)
 Fees and expenses waived or borne by the Adviser        0.03%            0.02%(d)          0.03%         0.02%           0.07%(d)
 Net expenses                                            0.70%            0.70%(d)          0.95%         0.95%           0.93%(d)
 Net investment income                                   3.22%            5.69%(d)          3.10%         5.44%           4.64%(d)
 Net assets, end of period (000 omitted)               $  207           $  105          $291,380      $199,993        $123,655

(1)Commenced operations on January 26, 2000.
(2)Commenced operations on April 29, 1999.

(a)Amount less than $0.01 per share.
(b)Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c)Not annualized.
(d)Annualized.


--                                                                            --
14                                                                            15

Money Market Fund

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies. Money Market Fund (formerly the Charter Money Market Fund) (the "Fund") is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of $1.00 per share net asset value. The Fund invests exclusively in short-term money market instruments. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no 12b-1 distribution fee or shareholder servicing fee. The Premier Class Shares have a shareholder servicing fee. The Retail Class Shares have a 12b-1 distribution fee and a shareholder servicing fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    A. Security Valuation -- The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which, at December 31, 2001, approximates cost for federal income tax purposes.

    B. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on


--
16

Money Market Fund

NOTES TO FINANCIAL STATEMENTS continued

    the accrual basis. Securities gains and losses are recognized on the specific cost identification basis.

    C. Federal Taxes -- For federal income tax purposes, the Fund is taxed as a separate entity. Its policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

    D. Dividends and Distributions -- Dividends from net investment income are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid-in capital may be required.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.45% of average daily net assets for the Institutional Class, 0.70% of average daily net assets for the Premier Class, and 0.95% for the Retail Class, until April 30, 2003, and thereafter, to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's


                                                                              --

Money Market Fund

NOTES TO FINANCIAL STATEMENTS continued

expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, other affiliated CIGNA Funds may invest their excess cash in the Fund. TimesSquare will waive the amount of its advisory fee for the affiliated Funds in an amount that offsets the amount of the advisory fees incurred in the Money Market Fund.

For administrative services, the Fund reimburses TimesSquare Capital Management, Inc. for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 2001, the Fund paid or accrued $153,522.

With respect to Retail Class shares, the Fund has adopted a Distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which requires the payment of 0.25% annually of the average daily net assets to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The distribution fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a shareholder servicing fee payable to CFS equal to 0.25% annually of the average daily net assets of the Fund. The distribution and shareholder servicing fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average daily net assets, to the amounts described above until April 30, 2003, and thereafter, to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates.

4. Capital Stock. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At December 31, 2001, affiliates of CIGNA Corporation owned 99% and 53%, respectively, of the Institutional and Premier Classes.


--
18

Report of Independent Accountants

TO THE TRUSTEES AND SHAREHOLDERS OF
CIGNA FUNDS GROUP-MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Fund (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2002


                                                                              --

Money Market Fund
(Unaudited)

TRUSTEES AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Trust's Board of Trustees. Each Trustee's term of office will be until the next annual meeting of shareholders or until the election of the Trustee's successor.

                                                                                              Number of
                                                                                              Portfolios
Name,                     Position         Length                                             in Fund      Other
Address*                  Held with        of Time      Principal Occupation(s) During        Complex      Directorships
and Age                   Fund             Served       Past 5 Years                          Overseen     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

Russell H. Jones          Trustee          Trustee      Vice President (Investor Relations,   14           --
57                                         since 1995   Public Relations) and Treasurer,
                                                        Kaman Corporation (helicopters
                                                        and aircraft components,
                                                        industrial)

Paul J. McDonald          Trustee          Trustee      Special Advisor to Board of           14           Director -- Western
58                                         since 1995   Directors, Friendly Ice Cream                      Massachusetts
                                                        Corporation (family restaurants                    Electric Company
                                                        and dairy products)

Marnie Wagstaff Mueller   Trustee          Trustee      Diocesan Consultant, Episcopal        11           --
64                                         since 2001   Diocese of Connecticut; Visiting
                                                        Professor of Health Economics,
                                                        Wesleyan University

Affiliated Trustees and Fund Officers

Thomas C. Jones           Trustee          Trustee      President, CIGNA Retirement &         14           Director of various
55                                         since 1997   Investment Services; Chairman of                   subsidiaries of
                                                        the Board of Directors,                            CIGNA Corporation
                                                        TimesSquare Capital
                                                        Management, Inc.; President,
                                                        CIGNA Individual Insurance

Richard H. Forde          Chairman of      President    Managing Director, CIGNA              14           Director of various
48                        the Board of     since 1998   Retirement & Investment                            subsidiaries of
                          Trustees,                     Services, Inc. and TimesSquare                     CIGNA Corporation
                          President                     Capital Management, Inc.

Alfred A. Bingham, III    Vice President   Officer      CIGNA Funds Treasurer; Assistant      14           --
57                        and Treasurer    since 1981   Vice President, TimesSquare
                                                        Capital Management, Inc.

Jeffrey S. Winer          Vice President   Officer      Senior Counsel, CIGNA                 14           --
44                        and Secretary    since 1993   Corporation

--------------------------------------------------------------------------------
* All Trustees and officers have an address c/o TimesSquare Capital
  Management, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103
--------------------------------------------------------------------------------
Money Market Fund is an open-end, diversified management investment company that invests in money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, Connecticut 06115-0476 (telephone: 1.888.CIGNA.FS or 1.888.244.6237).
--------------------------------------------------------------------------------


--                                                                            --
20                                                                            21

[GRAPHIC]
CIGNA Financial Services

P.O. Box 150476 o Hartford, CT 06115-0476
www.cigna.com o Member NASD/SIPC

                                                                          545719